Maintenance expenses (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Maintenance Expenses

	2021 RMB million	2020 RMB million	2019 RMB million
Aviation repair and maintenance charges	7,890	9,101	8,565
Staff payroll and welfare	2,994	2,875	2,976
Maintenance materials	1,278	1,399	1,516

	12,162	13,375	13,057